Accounts receivable net	12 Months Ended
Sep. 30, 2023
Accounts receivable net
Accounts receivable, net

Note 3 - Accounts receivable, net

Accounts receivable from the Company consisted of the following:

	As of	As of
	September 30,	September 30,
	2023	2022

Accounts receivable	$24,692,164	$16,358,493
Less: allowance for doubtful accounts	(14,719)	(7,249)
Accounts receivable, net	$24,677,445	$16,351,244

Allowance for doubtful accounts of $14,719 and $7,249 was made for certain accounts receivable as of September 30, 2023 and 2022, respectively. The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.